Differences in Quoted Prices of Gold and Foreign Currency	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Differences in Quoted Prices of Gold and Foreign Currency
34.	DIFFERENCES IN QUOTED PRICES OF GOLD AND FOREIGN CURRENCY

Description	12/31/2019	12/31/2018	12/31/2017
Translation of foreign currency assets and liabilities into pesos	(142,383)	(5,152,248)	2,557,707
Income from foreign currency exchange	3,639,684	2,459,789	907,727

	3,497,301	(2,692,459)	3,465,434